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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sheffield Asset Management, L.L.C.
                 ----------------------------------
   Address:      900 N. Michigan Avenue, Suite 1100
                 ----------------------------------
                 Chicago, Illinois 60611
                 ----------------------------------

Form 13F File Number: 28-12168
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Amy Rosenow
         -------------------------------
Title:   Chief Operating Officer
         -------------------------------
Phone:   (312) 506-6403
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Amy Rosenow             Chicago, Illinois   November 13, 2007
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 14
                                        --------------------

Form 13F Information Table Value Total: 348,239
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

          COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
-----------------------------  --------  ---------  --------  --------------------  ----------  --------  ---------------------
                                TITLE                 VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
-----------------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ----  ---------  ----
Biosante Pharmaceuticals Inc.    COM     09065V203     3,685    635,371  SH            OTHER        *             635,371
CBS Corp.                        CL B    124857202    28,643    909,300  SH            OTHER        *             909,300
CPI Corp.                        COM     125902106     7,554    196,108  SH            OTHER        *             196,108
Gametech International Inc.      COM     36466D102     4,119    531,423  SH            OTHER        *             531,423
Helix Energy Solutions Group     COM     42330P107    13,558    319,322  SH            OTHER        *             319,322
Kraft Foods Inc.                 CL A    50075N104    30,493    883,600  SH            OTHER        *             883,600
Lance Inc.                       COM     514606102    29,257  1,270,934  SH            OTHER        *           1,270,934
Maximus Inc.                     COM     577933104    54,628  1,253,500  SH            OTHER        *           1,253,500
Minerals Technologies Inc.       COM     603158106    22,496    335,765  SH            OTHER        *             335,765
Mohawk Industries Inc.           COM     608190104    18,992    233,600  SH            OTHER        *             233,600
SAIC Inc.                        COM     78390X101    11,278    587,700  SH            OTHER        *             587,700
Sanderson Farms Inc.             COM     800013104    36,503    876,012  SH            OTHER        *             876,012
TRW Automotive Holdings Corp.    COM     87264S106    49,477  1,561,767  SH            OTHER        *           1,561,767
Whirlpool Corp.                  COM     963320106    37,556    421,500  SH            OTHER        *             421,500

*This form is being filed by Sheffield Asset Management, L.L.C. ("SAM"), which serves as General Partner of Sheffield Partners, L.P. and Sheffield Institutional Partners, L.P. and Investment Advisor to Sheffield International Partners, Ltd. (collectively, the "Funds") with respect to the shares of common stock directly owned by the Funds. The members of SAM are Brian J. Feltzin and Craig C. Albert.